Offerings - Offering: 1	Jun. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock,par value $.01 per share, reserved for issuance
Amount Registered | shares	2,200,000
Proposed Maximum Offering Price per Unit	17.70
Maximum Aggregate Offering Price	$ 38,940,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,377.61
Offering Note	This Registration Statement registers 2,200,000 additional shares of common stock, par value $.01 per share (“Common Stock”), of Mistras Group, Inc. (the “Company”) reserved and available for issuance under the Mistras Group, Inc. 2016 Long-Term Incentive Plan, as amended and restated as of March 27, 2024 and as further amended (the “Plan”), which includes 500,000 shares to allow for the recycling of shares back into the Plan in connection with share withholding or expirations, cancellations, forfeitures, or similar events with respect to Plan awards. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also registered hereby such indeterminate number of shares of Common Stock as may become issuable by reason of any stock splits, stock dividends or other similar transactions.
Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purpose of calculating the amount of the registration fee. The price shown is based upon the average of the high and low prices of the Company’s Common Stock, as reported on the New York Stock Exchange on June 3, 2026 (rounded to the nearest cent).